Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables and Prepayments [Abstract]
Prepaid research and development expenses		$ 185,633
Prepaid insurance	17,794	33,815
Prepaid service fee	50,538	46,303
Rental deposits	4,206	102,109
Prepaid rental expenses		15,683
Other receivables	4,545	22,275
Other deposits	8,233	16,253
Total	$ 85,316	$ 422,071